Accrued Expenses (Summary of Accrued Expenses) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Contract research organizations	$ 8,308,813	$ 179,176
Professional fees	141,306	86,082
Compensation and related benefits	1,427,699	634,297
Other expenses	723,795	469,694
Total accrued expenses	$ 10,601,613	$ 1,369,249